UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT 06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      874,386
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW         026874784  301,258  9,187,500 SH       DEFINED              9,187,500      0    0
BANK OF AMERICA CORPORATION  COM             060505104    6,402    725,000 SH       DEFINED                725,000      0    0
CITIGROUP INC                COM NEW         172967424   16,033    490,000 SH       DEFINED                490,000      0    0
CUMMINS INC                  COM             231021106      738      8,000 SH       DEFINED                  8,000      0    0
DANA HLDG CORP               COM             235825205    9,423    766,137 SH       DEFINED                766,137      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106  398,657 12,859,912 SH       DEFINED             12,859,912      0    0
GRAY TELEVISION INC          COM             389375106    1,482    650,000 SH       DEFINED                650,000      0    0
KNIGHT CAP GROUP INC         NOTE 3.500% 3/1 499005AE6   19,256 21,250,000 SH       DEFINED             21,250,000      0    0
MEDIA GEN INC                CL A            584404107    1,943    375,000 SH       DEFINED                375,000      0    0
NEXSTAR BROADCASTING GROUP I CL A            65336K103    5,238    493,200 SH       DEFINED                493,200      0    0
SPDR GOLD TRUST              GOLD SHS        78463V107   20,642    120,000 SH       DEFINED                120,000      0    0
SPDR GOLD TRUST              CALL            78463V907    4,786     15,500     CALL                         15,500      0    0
SUNCOKE ENERGY INC           COM             86722A103    9,877    612,687 SH       DEFINED                612,687      0    0
TORCH ENERGY ROYALTY TRUST   UNIT BEN INT    891013104    7,297  5,365,261 SH       DEFINED              5,365,261      0    0
TRONOX LTD                   SHS CL A        Q9235V101   27,633  1,220,000 SH       DEFINED              1,220,000      0    0
VISTEON CORP                 COM NEW         92839U206   23,208    522,000 SH       DEFINED                522,000      0    0
VONAGE HLDGS CORP            COM             92886T201   13,609  5,968,900 SH       DEFINED              5,968,900      0    0
WELLS FARGO & CO NEW         COM             949746101    6,906    200,000 SH       DEFINED                200,000      0    0


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